Equity Investments in Unconsolidated Subsidiaries (Tables)	9 Months Ended
Sep. 30, 2014
LSC Entities
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Information
The following tables present the investment activity in the LSC Entities.

Nine Months Ended September 30, 2014
	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Balance at beginning of period	$73,186	$6,537	$32,966	$13,497	$126,186
Contributions	10,708	756	4,527	685	16,676
Equity in earnings (losses) of unconsolidated subsidiaries	(7,036)	81	(2,672)	7,037	(2,590)
Change in equity method investments	3,672	837	1,855	7,722	14,086
Balance at end of period	$76,858	$7,374	$34,821	$21,219	$140,272

Nine Months Ended September 30, 2013
	Tiger	AMT Alpha	AMTCH	Total
Balance at beginning of period	$58,273	$8,211	$—	$66,484
Contributions	8,890	450	6,375	15,715
Acquisition of interest	—	—	22,411	22,411
Equity in earnings (losses) of unconsolidated subsidiaries	(133)	(2,439)	1,820	(752)
Change in equity method investments	8,757	(1,989)	30,606	37,374
Balance at end of period	$67,030	$6,222	$30,606	$103,858

The following tables summarize total assets and total liabilities as of September 30, 2014 and December 31, 2013 for the Company’s unconsolidated equity method investment in the LSC Entities.

September 30, 2014
Condensed balance sheet data	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Investments in life settlement contracts at fair value	$157,788	$15,449	$67,214	$42,749	$283,200
Total assets	168,065	15,955	69,803	44,346	298,169
Total liabilities	14,350	1,206	161	1,909	17,626
Members' equity	153,715	14,749	69,642	42,437	280,543
NGHC's 50% ownership interest	$76,858	$7,374	$34,821	$21,219	$140,272

December 31, 2013
Condensed balance sheet data	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Investments in life settlement contracts at fair value	$153,684	$14,366	$64,974	$—	$233,024
Total assets	163,169	14,416	66,168	27,005	270,758
Total liabilities	16,797	1,342	236	12	18,387
Members' equity	146,372	13,074	65,932	26,993	252,371
NGHC's 50% ownership interest	$73,186	$6,537	$32,966	$13,497	$126,186

The following tables summarize the results of operations for the Company's unconsolidated equity method investment in the LSC Entities for the three and nine months ended September 30, 2014 and 2013.

Three Months Ended September 30, 2014
Condensed results of operations	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Revenue, net of commission	$(4,524)	$326	$1,255	$490	$(2,453)
Total expenses	240	9	111	96	456
Net income (loss)	$(4,764)	$317	$1,144	$394	$(2,909)
NGHC's ownership interest	$(2,382)	$158	$572	$197	$(1,455)

Three Months Ended September 30, 2013
Condensed results of operations	Tiger	AMT Alpha	AMTCH	Total
Revenue, net of commission	$(3,408)	$(1,013)	$5,727	$1,306
Total expenses	856	(20)	397	1,233
Net income (loss)	$(4,264)	$(993)	$5,330	$73
NGHC's ownership interest	$(2,132)	$(496)	$2,665	$37

Nine Months Ended September 30, 2014
Condensed results of operations	Tiger	AMT Alpha	AMTCH	AMTCH II	Total
Revenue, net of commission	$(13,036)	$183	$(4,809)	$14,935	$(2,727)
Total expenses	1,036	20	535	861	2,452
Net income (loss)	$(14,072)	$163	$(5,344)	$14,074	$(5,179)
NGHC's ownership interest	$(7,036)	$81	$(2,672)	$7,037	$(2,590)

Nine Months Ended September 30, 2013
Condensed results of operations	Tiger	AMT Alpha	AMTCH	Total
Revenue, net of commission	$1,790	$(4,874)	$6,085	$3,001
Total expenses	2,056	4	861	2,921
Net income (loss)	$(266)	$(4,878)	$5,224	$80
NGHC's ownership interest	$(133)	$(2,439)	$1,820	$(752)

Fair Value Inputs, Assets, Quantitative Information
The following summarizes data utilized in estimating the fair value of the portfolio of life insurance policies as of September 30, 2014 and December 31, 2013 and only includes data for policies to which the LSC Entities assigned value at those dates:

	September 30, 2014	December 31, 2013
Average age of insured	81.1 years	80.1 years
Average life expectancy, months(1)	121	131
Average face amount per policy	$6,616	$6,611
Effective discount rate(2)	13.9%	14.2%

(1)  Standard life expectancy as adjusted for specific circumstances.
(2)  Effective Discount Rate ("EDR") is the LSC Entities' estimated internal rate of return on its life settlement contract portfolio and is determined from the gross expected cash flows and valuation of the portfolio. The valuation of the portfolio is calculated net of all reserves using a 7.5% discount rate. The EDR is implicit of the reserves and the gross expected cash flows of the portfolio. The LSC Entities anticipate that the EDR's range is between 12.5% and 17.5% and reflects the uncertainty that exists surrounding the information available as of the reporting date. As the accuracy and reliability of information improves (declines), the EDR will decrease (increase). The change in the EDR from December 31, 2013 to September 30, 2014 resulted from routine updating of life expectancies and other factors relating to operational risk.
If the life expectancies were increased or decreased by 4 months and the discount factors were increased or decreased by 1% while all other variables were held constant, the carrying value of the investment in life insurance policies would increase or (decrease) by the unaudited amounts summarized below as of September 30, 2014 and December 31, 2013:

	Change in life expectancy
	Plus 4 Months	Minus 4 Months
Investment in life policies:
September 30, 2014	$(35,729)	$37,059
December 31, 2013	$(29,537)	$31,313

	Change in discount rate(1)
	Plus 1%	Minus 1%
Investment in life policies:
September 30, 2014	$(23,470)	$26,361
December 31, 2013	$(20,055)	$22,605

(1)  Discount rate is a present value calculation that considers legal risk, credit risk and liquidity risk and is a component of EDR.

Schedule Of Premiums To Be Paid To Keep Existing Life Insurance Policies In Force
The actual capital commitment may differ from the amounts shown based on policy lapses and terminations, death benefits received and other operating cash flows of the LSC Entities:

Premiums Due on Life Settlement Contracts
2014	$42,790
2015	47,738
2016	61,273
2017	41,266
2018	41,074
Thereafter	567,317
Total	$801,458

East Ninth & Superior
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Information
The following tables present the investment activity in 800 Superior, LLC and East Ninth & Superior.

Nine Months Ended September 30, 2014	800 Superior, LLC	East Ninth & Superior	Total
Balance at beginning of period	$2,863	$4,009	$6,872
Contributions	14	—	14
Distributions	—	—	—
Equity in earnings (losses) of unconsolidated subsidiaries	(576)	68	(508)
Change in equity method investments	(562)	68	(494)
Balance at end of period	$2,301	$4,077	$6,378

Nine Months Ended September 30, 2013	800 Superior, LLC	East Ninth & Superior	Total
Balance at beginning of period	$2,671	$4,066	$6,737
Contributions	1,225	—	1,225
Distributions	—	—	—
Equity in earnings (losses) of unconsolidated subsidiaries	(292)	64	(228)
Change in equity method investments	933	64	997
Balance at end of period	$3,604	$4,130	$7,734

The following tables summarize total assets and total liabilities as of September 30, 2014 and December 31, 2013 for the Company’s unconsolidated equity method investment in 800 Superior, LLC and East Ninth & Superior.

September 30, 2014
Condensed balance sheet data	800 Superior, LLC	East Ninth & Superior	Total
Total Assets	$25,227	$21,009	$46,236
Total Liabilities	20,624	12,855	33,479
Members Equity	4,603	8,154	12,757
NGHC's 50% ownership interest	$2,301	$4,077	$6,378

December 31, 2013
Condensed balance sheet data	800 Superior, LLC	East Ninth & Superior	Total
Total Assets	$26,528	$20,860	$47,388
Total Liabilities	20,801	12,841	33,642
Members Equity	5,727	8,019	13,746
NGHC's 50% ownership interest	$2,863	$4,009	$6,872

The following tables summarize the results of operations for the Company's unconsolidated equity method investment in 800 Superior, LLC and East Ninth & Superior for the three and nine months ended September 30, 2014 and 2013.

Three Months Ended September 30, 2014
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$1,297	$—	$1,297
Expenses	1,663	(54)	1,609
Net Income (Loss)	$(366)	$54	$(312)
NGHC's 50% ownership interest	$(183)	$27	$(156)

Three Months Ended September 30, 2013
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$1,270	$—	$1,270
Expenses	1,435	166	1,601
Net Income (Loss)	$(165)	$(166)	$(331)
NGHC's 50% ownership interest	$(82)	$(83)	$(165)

Nine Months Ended September 30, 2014
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$3,715	$—	$3,715
Expenses	4,867	(136)	4,731
Net Income (Loss)	$(1,152)	$136	$(1,016)
NGHC's 50% ownership interest	$(576)	$68	$(508)

Nine Months Ended September 30, 2013
Condensed results of operations	800 Superior, LLC	East Ninth & Superior	Total
Revenue	$3,645	$—	$3,645
Expenses	4,230	(129)	4,101
Net Income (Loss)	$(585)	$129	$(456)
NGHC's 50% ownership interest	$(292)	$64	$(228)